Inventories and pre-publication costs - Additional information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Inventories and pre-publication costs
Pre-publication costs capitalized	£ 94	£ 73
Pre-publication costs, amortization charge	£ 72	£ 60